Unaudited pro forma consolidated balance sheets (Parenthetical)	Mar. 31, 2017 $ / shares shares
Pro Forma [Member]
Preferred Stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred Stock, authorized	5,000,000
Preferred Stock, issued	0
Preferred Stock, outstanding	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Common stock, authorized	45,000,000
Common stock, issued	18,105,349
Common stock, outstanding	18,105,349